UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio
Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$2,621,155,361

Total Investments (Cost - $2,663,828,567) – 100.1%	2,621,155,361
Liabilities in Excess of Other Assets – (0.1)%	(2,872,012)

Net Assets – 100.0%	$2,618,283,349

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As June 30, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,621,155,361 and 76.5%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUND, INC.	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$107,795,244

Total Investments (Cost - $106,033,182) – 100.1%	107,795,244
Liabilities in Excess of Other Assets – (0.1)%	(54,231)

Net Assets – 100.0%	$107,741,013

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As June 30, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $107,795,244 and 3.1%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUND, INC.	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$493,235,175

Total Investments (Cost - $492,069,011) – 100.1%	493,235,175
Liabilities in Excess of Other Assets – (0.1)%	(572,886)

Net Assets – 100.0%	$492,662,289

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As June 30, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $493,235,175 and 77.8%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LAREGE CAP SERIES FUND, INC	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$81,575,821

Total Investments (Cost - $83,424,732) – 100.1%	81,575,821
Liabilities in Excess of Other Assets – (0.1)%	(57,843)

Net Assets – 100.0%	$81,517,978

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As June 30, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $81,575,821 and 12.9%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservale inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUND, INC.	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Large Cap Value Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$1,954,205,783

Total Investments (Cost - $1,974,845,460) – 100.1%	1,954,205,783
Liabilities in Excess of Other Assets – (0.1)%	(2,459,714)

Net Assets – 100.0%	$1,951,746,069

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As June 30, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,954,205,783 and 91.3%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LAREGE CAP SERIES FUND, INC	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$150,525,581

Total Investments (Cost - $167,461,011) – 100.0%	150,525,581
Liabilities in Excess of Other Assets – (0.0)%	(60,733)

Net Assets – 100.0%	$150,464,848

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As June 30, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $150,525,581 and 7.0%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservale inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUND, INC.	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 19.2%
Auto Components — 0.2%
Autoliv, Inc. (a)	140,000	$6,699,000

Automobiles — 1.0%
Harley-Davidson, Inc. (b)	1,580,000	35,123,400

Household Durables — 0.3%
Whirlpool Corp.	130,000	11,416,600

Internet & Catalog Retail — 2.1%
Expedia, Inc.	1,890,000	35,494,200
Liberty Media Holding Corp. - Interactive (a)	3,420,000	35,910,000

		71,404,200

Media — 1.8%
Comcast Corp., Class A	2,890,000	50,199,300
Gannett Co., Inc.	340,000	4,576,400
Liberty Global, Inc. (a)	260,000	6,757,400

		61,533,100

Multiline Retail — 6.1%
Big Lots, Inc. (a)	840,000	26,955,600
Dollar Tree, Inc. (a)	195,000	8,117,850
JCPenney Co., Inc.	1,390,000	29,857,200
Macy’s, Inc.	1,940,000	34,726,000
Nordstrom, Inc.	990,000	31,868,100
Sears Holdings Corp. (a)(b)	480,000	31,032,000
Target Corp.	940,000	46,219,800

		208,776,550

Specialty Retail — 7.7%
Advance Auto Parts, Inc.	720,000	36,129,600
Dick’s Sporting Goods, Inc. (a)	160,000	3,982,400
The Gap, Inc.	1,970,000	38,336,200
Limited Brands, Inc.	1,680,000	37,077,600
PetSmart, Inc.	1,170,000	35,298,900
Ross Stores, Inc.	690,000	36,770,100
TJX Cos., Inc. (b)	970,000	40,691,500
Williams-Sonoma, Inc.	1,440,000	35,740,800

		264,027,100

Total Consumer Discretionary		658,979,950

Consumer Staples — 5.8%
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	800,000	29,912,000

Food & Staples Retailing — 1.5%
Safeway, Inc.	470,000	9,240,200
Walgreen Co.	1,620,000	43,254,000

		52,494,200

Food Products — 2.8%
ConAgra Foods, Inc.	850,000	19,822,000
The Hershey Co.	770,000	36,906,100
Sara Lee Corp.	2,800,000	39,480,000

		96,208,100

Common Stocks	Shares	Value

Consumer Staples (concluded)
Household Products — 0.6%
The Procter & Gamble Co.	350,000	$20,993,000

Total Consumer Staples		199,607,300

Energy — 9.2%
Energy Equipment & Services — 0.8%
Exterran Holdings, Inc. (a)	180,000	4,645,800
Nabors Industries Ltd. (a)	1,030,000	18,148,600
Oil States International, Inc. (a)	130,000	5,145,400

		27,939,800

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	250,000	16,965,000
Cimarex Energy Co.	510,000	36,505,800
Exxon Mobil Corp.	1,070,000	61,064,900
Marathon Oil Corp.	1,330,000	41,349,700
Mariner Energy, Inc. (a)	1,620,000	34,797,600
SM Energy Co.	560,000	22,489,600
Whiting Petroleum Corp. (a)	440,000	34,504,800
Williams Cos., Inc.	2,060,000	37,656,800

		285,334,200

Total Energy		313,274,000

Financials — 6.7%
Commercial Banks — 0.3%
East-West Bancorp, Inc.	230,000	3,507,500
Wells Fargo & Co.	240,000	6,144,000

		9,651,500

Consumer Finance — 1.3%
AmeriCredit Corp. (a)	230,000	4,190,600
Capital One Financial Corp.	980,000	39,494,000

		43,684,600

Diversified Financial Services — 2.2%
Bank of America Corp.	2,040,000	29,314,800
CME Group, Inc.	40,000	11,262,000
Citigroup, Inc. (a)	3,460,000	13,009,600
JPMorgan Chase & Co.	430,000	15,742,300
The NASDAQ Stock Market, Inc. (a)	300,000	5,334,000

		74,662,700

Insurance — 2.9%
Assurant, Inc.	860,000	29,842,000
Berkshire Hathaway, Inc. (a)	120,000	9,562,800
Lincoln National Corp.	1,040,000	25,261,600
Old Republic International Corp.	560,000	6,792,800
UnumProvident Corp. (b)	1,170,000	25,389,000
XL Capital Ltd., Class A	300,000	4,803,000

		101,651,200

Total Financials		229,650,000

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care — 18.5%
Biotechnology — 1.5%
Amgen, Inc. (a)	960,000	$50,496,000

Health Care Equipment & Supplies — 0.1%
CareFusion Corp. (a)	140,000	3,178,000

Health Care Providers & Services — 12.2%
Aetna, Inc.	1,420,000	37,459,600
AmerisourceBergen Corp.	1,260,000	40,005,000
Cardinal Health, Inc.	1,180,000	39,659,800
Community Health Systems, Inc. (a)	870,000	29,414,700
Coventry Health Care, Inc. (a)	840,000	14,851,200
Health Management Associates, Inc., Class A (a)	4,010,000	31,157,700
Humana, Inc. (a)	810,000	36,992,700
Lincare Holdings, Inc.	1,100,000	35,761,000
McKesson Corp.	630,000	42,310,800
Medco Health Solutions, Inc. (a)	110,000	6,058,800
Omnicare, Inc. (b)	350,000	8,295,000
Tenet Healthcare Corp. (a)	2,420,000	10,502,800
UnitedHealth Group, Inc.	1,620,000	46,008,000
WellPoint, Inc. (a)	800,000	39,144,000

		417,621,100

Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development, Inc.	140,000	3,557,400

Pharmaceuticals — 4.6%
Eli Lilly & Co.	360,000	12,060,000
Endo Pharmaceuticals Holdings, Inc. (a)	580,000	12,655,600
Forest Laboratories, Inc. (a)	440,000	12,069,200
Johnson & Johnson	1,470,000	86,818,200
King Pharmaceuticals, Inc. (a)	60,000	455,400
Perrigo Co.	560,000	33,079,200
Pfizer, Inc.	170,000	2,424,200

		159,561,800

Total Health Care		634,414,300

Industrials — 11.4%
Aerospace & Defense — 3.3%
L-3 Communications Holdings, Inc.	500,000	35,420,000
Northrop Grumman Corp.	710,000	38,652,400
Raytheon Co.	800,000	38,712,000

		112,784,400

Building Products — 1.0%
Owens Corning, Inc. (a)	1,090,000	32,601,900

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	13,259,700

Construction & Engineering — 0.2%
Shaw Group, Inc. (a)	220,000	7,528,400

Electrical Equipment — 0.5%
General Cable Corp. (a)	660,000	17,589,000

Common Stocks	Shares	Value

Industrials (concluded)
Industrial Conglomerates — 0.9%
General Electric Co.	2,120,000	$30,570,400

Machinery — 4.8%
AGCO Corp. (a)	680,000	18,339,600
Eaton Corp.	410,000	26,830,400
Joy Global, Inc.	300,000	15,027,000
Manitowoc Co.	1,830,000	16,726,200
Oshkosh Corp. (a)	480,000	14,956,800
Parker Hannifin Corp.	670,000	37,158,200
SPX Corp.	470,000	24,820,700
Toro Co.	200,000	9,824,000

		163,682,900

Road & Rail — 0.3%
Ryder System, Inc.	270,000	10,862,100

Total Industrials		388,878,800

Information Technology — 10.0%
Communications Equipment — 0.4%
Cisco Systems, Inc. (a)	360,000	7,671,600
Motorola, Inc. (a)	300,000	1,956,000
Tellabs, Inc.	980,000	6,262,200

		15,889,800

Computers & Peripherals — 5.2%
Apple, Inc. (a)	170,000	42,760,100
Lexmark International, Inc., Class A (a)	980,000	32,369,400
SanDisk Corp. (a)	860,000	36,180,200
Seagate Technology Holdings (a)	2,740,000	35,729,600
Western Digital Corp. (a)	1,000,000	30,160,000

		177,199,300

IT Services — 0.6%
International Business Machines Corp.	160,000	19,756,800

Internet Software & Services — 0.3%
AOL, Inc. (a)	280,000	5,821,200
Google, Inc., Class A (a)	10,000	4,449,500

		10,270,700

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	1,470,000	28,591,500
Microchip Technology, Inc.	70,000	1,941,800
Micron Technology, Inc. (a)	130,000	1,103,700
National Semiconductor Corp.	1,750,000	23,555,000

		55,192,000

Software — 1.9%
CA, Inc.	2,000,000	36,800,000
Microsoft Corp.	1,200,000	27,612,000

		64,412,000

Total Information Technology		342,720,600

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Materials — 11.6%
Chemicals — 5.4%
Albemarle Corp.	280,000	$11,118,800
Ashland, Inc.	690,000	32,029,800
Eastman Chemical Co.	620,000	33,083,200
Huntsman Corp.	2,210,000	19,160,700
Lubrizol Corp.	450,000	36,139,500
Nalco Holding Co.	770,000	15,754,200
PPG Industries, Inc.	620,000	37,454,200

		184,740,400

Construction Materials — 0.1%
Eagle Materials, Inc.	160,000	4,148,800

Containers & Packaging — 2.1%
Crown Holdings, Inc. (a)	1,350,000	33,804,000
Sealed Air Corp.	210,000	4,141,200
Temple-Inland, Inc.	1,560,000	32,245,200

		70,190,400

Metals & Mining — 2.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	680,000	40,208,400
Reliance Steel & Aluminum Co.	280,000	10,122,000
Titanium Metals Corp. (a)	1,860,000	32,717,400

		83,047,800

Paper & Forest Products — 1.6%
International Paper Co.	1,660,000	37,565,800
MeadWestvaco Corp.	840,000	18,648,000

		56,213,800

Total Materials		398,341,200

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 0.4%
AT&T Inc.	570,000	13,788,300

Wireless Telecommunication Services — 2.0%
MetroPCS Communications, Inc. (a)(b)	4,180,000	34,234,200
NII Holdings, Inc. (a)	1,010,000	32,845,200

		67,079,400

Total Telecommunication Services		80,867,700

Utilities — 5.2%
Electric Utilities — 0.9%
Edison International	960,000	30,451,200

Independent Power Producers & Energy Traders — 2.5%
Calpine Corp. (a)	220,000	2,798,400
Constellation Energy Group, Inc.	1,120,000	36,120,000
Mirant Corp. (a)	1,120,000	11,827,200
NRG Energy, Inc. (a)(b)	1,730,000	36,693,300

		87,438,900

Common Stocks	Shares	Value

Utilities (concluded)
Multi-Utilities — 1.8%
CMS Energy Corp.	320,000	$4,688,000
DTE Energy Co.	730,000	33,295,300
Integrys Energy Group, Inc.	110,000	4,811,400
NiSource, Inc.	1,220,000	17,690,000

		60,484,700

Total Utilities		178,374,800

Total Long-Term Investments (Cost – $3,370,142,622) – 100.0%		3,425,108,650

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (c)(d)(e)	$79,300	79,299,550

Total Short-Term Securities (Cost – $79,299,550) – 2.3%		79,299,550

Total Investments (Cost – $3,449,442,172*) – 102.3%		3,504,408,200
Liabilities in Excess of Other Assets – (2.3)%		(79,305,210)

Net Assets – 100.0%		$3,425,102,990

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,570,288,158

Gross unrealized appreciation	$189,423,477
Gross unrealized depreciation	(255,303,435)

Net unrealized depreciation	$(65,879,958)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

Affiliate	Beneficial Interest Held at September 30, 2009	Net Activity	Beneficial Interest Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$704
BlackRock Liquidity Series, LLC Money Market Series	$129,521,650	$(50,222,100)	$79,299,550	$252,050

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$3,425,108,650	—	—	$3,425,108,650
Short-Term Securities	—	$79,299,550	—	79,299,550

Total	$3,425,108,650	$79,299,550	—	$3,504,408,200

[1]See above Schedule of Investments for values in each sector and industry.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 17.6%
Auto Components — 0.9%
TRW Automotive Holdings Corp. (a)	212,000	$5,844,840

Hotels, Restaurants & Leisure — 0.6%
Wyndham Worldwide Corp.	188,000	3,786,320

Internet & Catalog Retail — 1.1%
Expedia, Inc.	360,000	6,760,800

Media — 2.0%
CBS Corp., Class B	13,000	168,090
DIRECTV, Class A (a)	157,000	5,325,440
John Wiley & Sons, Inc., Class A	10,000	386,700
News Corp., Class A	586,000	7,008,560

		12,888,790

Multiline Retail — 4.2%
Big Lots, Inc. (a)	208,000	6,674,720
Dollar Tree, Inc. (a)	126,000	5,245,380
Nordstrom, Inc.	127,000	4,088,130
Target Corp.	220,000	10,817,400

		26,825,630

Specialty Retail — 8.8%
Advance Auto Parts, Inc.	147,000	7,376,460
Dick’s Sporting Goods, Inc. (a)	265,000	6,595,850
The Gap, Inc.	239,000	4,650,940
Limited Brands, Inc.	321,000	7,084,470
PetSmart, Inc.	239,000	7,210,630
Ross Stores, Inc.	135,000	7,194,150
TJX Cos., Inc.	206,000	8,641,700
Williams-Sonoma, Inc.	273,000	6,775,860

		55,530,060

Total Consumer Discretionary		111,636,440

Consumer Staples — 6.2%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	191,000	7,141,490

Food & Staples Retailing — 1.9%
The Kroger Co.	147,000	2,894,430
Walgreen Co.	349,000	9,318,300

		12,212,730

Food Products — 2.1%
The Hershey Co.	142,000	6,806,060
Sara Lee Corp.	471,000	6,641,100

		13,447,160

Tobacco — 1.1%
Lorillard, Inc.	93,000	6,694,140

Total Consumer Staples		39,495,520

Energy — 7.1%
Energy Equipment & Services — 1.1%
Exterran Holdings, Inc. (a)	263,000	6,788,030

Oil, Gas & Consumable Fuels — 6.0%
Exxon Mobil Corp.	340,000	19,403,800

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Mariner Energy, Inc. (a)	304,000	$6,529,920
SM Energy Co.	163,000	6,546,080
Teekay Corp.	230,000	6,019,100

		38,498,900

Total Energy		45,286,930

Financials — 2.5%
Consumer Finance — 1.9%
AmeriCredit Corp. (a)(b)	325,000	5,921,500
Capital One Financial Corp.	153,000	6,165,900

		12,087,400

Insurance — 0.6%
Prudential Financial, Inc.	75,000	4,024,500

Total Financials		16,111,900

Health Care — 18.3%
Health Care Equipment & Supplies — 0.9%
CareFusion Corp. (a)	136,000	3,087,200
Teleflex, Inc.	13,000	705,640
Varian Medical Systems, Inc. (a)	42,000	2,195,760

		5,988,600

Health Care Providers & Services — 12.4%
Aetna, Inc.	254,000	6,700,520
AmerisourceBergen Corp.	247,000	7,842,250
Cardinal Health, Inc.	73,000	2,453,530
Community Health Systems, Inc. (a)	181,000	6,119,610
Coventry Health Care, Inc. (a)	350,000	6,188,000
Health Management Associates, Inc., Class A (a)	856,000	6,651,120
Humana, Inc. (a)	147,000	6,713,490
Lincare Holdings, Inc.	87,000	2,828,370
McKesson Corp.	118,000	7,924,880
Omnicare, Inc.	190,000	4,503,000
Quest Diagnostics, Inc.	65,000	3,235,050
Tenet Healthcare Corp. (a)	1,201,000	5,212,340
UnitedHealth Group, Inc.	210,000	5,964,000
WellPoint, Inc. (a)	131,000	6,409,830

		78,745,990

Life Sciences Tools & Services — 0.6%
Pharmaceutical Product Development, Inc.	149,000	3,786,090

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	260,000	6,484,400
Eli Lilly & Co.	224,000	7,504,000
Endo Pharmaceuticals Holdings, Inc. (a)	172,000	3,753,040
Johnson & Johnson	50,000	2,953,000

MASTER LARGE CAP SERIES LLC	JUNE 30, 2010	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Pharmaceuticals (concluded)
Perrigo Co.	118,000	$6,970,260

		27,664,700

Total Health Care		116,185,380

Industrials — 12.6%
Aerospace & Defense — 1.0%
Raytheon Co.	132,000	6,387,480

Building Products — 2.0%
Armstrong World Industries, Inc. (a)	205,000	6,186,900
Owens Corning, Inc. (a)	213,000	6,370,830

		12,557,730

Commercial Services & Supplies — 1.0%
R.R. Donnelley & Sons Co.	370,000	6,056,900

Construction & Engineering — 0.9%
URS Corp. (a)	143,000	5,627,050

Electrical Equipment — 1.5%
Hubbell, Inc., Class B	78,000	3,095,820
Thomas & Betts Corp. (a)	174,000	6,037,800

		9,133,620

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	58,000	2,095,540

Machinery — 5.7%
Crane Co.	207,000	6,253,470
Harsco Corp.	168,000	3,948,000
Joy Global, Inc.	131,000	6,561,790
Manitowoc Co.	703,000	6,425,420
Toro Co. (b)	135,000	6,631,200
Valmont Industries, Inc.	90,000	6,539,400

		36,359,280

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (a)	41,000	1,380,470

Total Industrials		79,598,070

Information Technology — 21.9%
Communications Equipment — 0.3%
Cisco Systems, Inc. (a)	97,000	2,067,070

Computers & Peripherals — 8.1%
Apple, Inc. (a)	61,000	15,343,330
Dell, Inc. (a)	749,000	9,032,940
NetApp, Inc. (a)	22,000	820,820
SanDisk Corp. (a)	178,000	7,488,460
Seagate Technology Holdings (a)	523,000	6,819,920
Teradata Corp. (a)	174,000	5,303,520
Western Digital Corp. (a)	225,000	6,786,000

		51,594,990

Electronic Equipment, Instruments & Components — 1.7%
AVX Corp.	19,000	243,580
Agilent Technologies, Inc. (a)	50,000	1,421,500
Arrow Electronics, Inc. (a)	165,000	3,687,750

Common Stocks	Shares	Value

Information Technology (concluded)
Electronic Equipment, Instruments & Components (concluded)
Tech Data Corp. (a)	156,000	$5,556,720

		10,909,550

IT Services — 2.4%
Amdocs Ltd. (a)	245,000	6,578,250
International Business Machines Corp.	52,000	6,420,960
Total System Services, Inc.	163,000	2,216,800

		15,216,010

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	1,000	444,950
VeriSign, Inc. (a)	114,000	3,026,700

		3,471,650

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	790,000	15,365,500
Micron Technology, Inc. (a)(b)	717,000	6,087,330
National Semiconductor Corp.	91,000	1,224,860
Texas Instruments, Inc.	49,000	1,140,720

		23,818,410

Software — 5.1%
CA, Inc.	383,000	7,047,200
Microsoft Corp.	891,000	20,501,910
Symantec Corp. (a)	327,000	4,538,760

		32,087,870

Total Information Technology		139,165,550

Materials — 7.2%
Chemicals — 4.1%
Ashland, Inc.	124,000	5,756,080
Lubrizol Corp.	84,000	6,746,040
Nalco Holding Co.	322,000	6,588,120
RPM International, Inc.	382,000	6,814,880

		25,905,120

Construction Materials — 0.7%
Eagle Materials, Inc.	178,000	4,615,540

Containers & Packaging — 1.1%
Crown Holdings, Inc. (a)	278,000	6,961,120

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc., Class B	135,000	7,982,550

Total Materials		45,464,330

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 1.0%
TW Telecom, Inc. (a)	378,000	6,305,040

2	MASTER LARGE CAP SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services (concluded)
Wireless Telecommunication Services — 2.0%
MetroPCS Communications, Inc. (a)(b)	841,000	$6,887,790
NII Holdings, Inc. (a)	181,000	5,886,120

		12,773,910

Total Telecommunication Services		19,078,950

Utilities — 3.5%
Electric Utilities — 0.5%
NV Energy, Inc.	252,000	2,976,120

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp. (a)	446,000	5,673,120
Constellation Energy Group, Inc.	193,000	6,224,250

		11,897,370

Multi-Utilities — 1.1%
Integrys Energy Group, Inc. (b)	159,000	6,954,660

Total Utilities		21,828,150

Total Long-Term Investments (Cost – $637,695,004) – 99.9%		633,851,220

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (c)(d)(e)	22,770	22,770,250

Total Short-Term Securities (Cost – $22,770,250) – 3.6%		22,770,250

Total Investments (Cost – $660,465,254*) – 103.5%		656,621,470
Liabilities in Excess of Other Assets – (3.5)%		(22,324,816)

Net Assets – 100.0%		$634,296,654

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$677,065,352

Gross unrealized appreciation	$26,656,907
Gross unrealized depreciation	(47,100,789)

Net unrealized depreciation	$(20,443,882)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2010	3

Schedule of Investments June 30, 2010 (concluded)	Master Large Cap Growth Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/Shares Held at September 30, 2009	Net Activity	Beneficial Interest/Shares Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$245
BlackRock Liquidity Series, LLC Money Market Series	15,448,500	7,321,750	22,770,250	$26,974

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$633,851,220	—	—	$633,851,220
Short-Term Securities	—	$22,770,250	—	22,770,250

Total	$633,851,220	$22,770,250	—	$656,621,470

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2010	4

Schedule of Investments June 30, 2010 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 11.4%
Auto Components — 1.1%
Autoliv, Inc. (a)	480,000	$22,968,000

Automobiles — 0.4%
Harley-Davidson, Inc. (b)	390,000	8,669,700

Household Durables — 0.2%
Whirlpool Corp.	40,000	3,512,800

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. - Interactive (a)	2,260,000	23,730,000

Media — 4.9%
CBS Corp., Class B	1,870,000	24,179,100
Comcast Corp., Class A	1,410,000	24,491,700
Gannett Co., Inc.	1,510,000	20,324,600
Liberty Global, Inc. (a)	230,000	5,977,700
News Corp., Class A	2,500,000	29,900,000

		104,873,100

Multiline Retail — 1.2%
Big Lots, Inc. (a)	80,000	2,567,200
Macy’s, Inc.	1,330,000	23,807,000

		26,374,200

Specialty Retail — 2.5%
Foot Locker, Inc.	290,000	3,659,800
Limited Brands, Inc.	1,030,000	22,732,100
Signet Jewelers Ltd. (a)	390,000	10,725,000
Williams-Sonoma, Inc.	650,000	16,133,000

		53,249,900

Total Consumer Discretionary		243,377,700

Consumer Staples — 4.0%
Food Products — 2.3%
ConAgra Foods, Inc.	1,110,000	25,885,200
Sara Lee Corp.	1,630,000	22,983,000

		48,868,200

Household Products — 1.0%
The Procter & Gamble Co.	360,000	21,592,800

Tobacco — 0.7%
Lorillard, Inc.	200,000	14,396,000

Total Consumer Staples		84,857,000

Energy — 12.1%
Energy Equipment & Services — 2.4%
Exterran Holdings, Inc. (a)	690,000	17,808,900
Oil States International, Inc. (a)	560,000	22,164,800
SEACOR Holdings, Inc. (a)	150,000	10,599,000

		50,572,700

Oil, Gas & Consumable Fuels — 9.7%
Chevron Corp.	1,080,000	73,288,800
Cimarex Energy Co.	300,000	21,474,000
Marathon Oil Corp.	900,000	27,981,000

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
SM Energy Co.	290,000	$11,646,400
Southern Union Co.	1,000,000	21,860,000
Teekay Corp.	250,000	6,542,500
Whiting Petroleum Corp. (a)	290,000	22,741,800
Williams Cos., Inc.	1,280,000	23,398,400

		208,932,900

Total Energy		259,505,600

Financials — 18.6%
Capital Markets — 0.1%
Investment Technology Group, Inc. (a)	100,000	1,606,000

Commercial Banks — 0.6%
Fulton Financial Corp.	480,000	4,632,000
Wells Fargo & Co.	290,000	7,424,000

		12,056,000

Consumer Finance — 2.3%
AmeriCredit Corp. (a)(b)	1,200,000	21,864,000
Capital One Financial Corp.	700,000	28,210,000

		50,074,000

Diversified Financial Services — 7.9%
Bank of America Corp.	5,450,000	78,316,500
CME Group, Inc.	90,000	25,339,500
Citigroup, Inc. (a)	13,130,000	49,368,800
JPMorgan Chase & Co.	430,000	15,742,300

		168,767,100

Insurance — 7.7%
ACE Ltd.	280,000	14,414,400
American Financial Group, Inc.	870,000	23,768,400
Aspen Insurance Holdings Ltd.	70,000	1,731,800
Assurant, Inc.	660,000	22,902,000
Axis Capital Holdings Ltd.	140,000	4,160,800
Berkshire Hathaway, Inc. (a)	150,000	11,953,500
Endurance Specialty Holdings Ltd.	280,000	10,508,400
Old Republic International Corp.	210,000	2,547,300
Protective Life Corp.	210,000	4,491,900
Prudential Financial, Inc.	500,000	26,830,000
RenaissanceRe Holdings Ltd.	240,000	13,504,800
Unitrin, Inc.	180,000	4,608,000
UnumProvident Corp.	1,120,000	24,304,000

		165,725,300

Total Financials		398,228,400

Health Care — 14.6%
Health Care Equipment & Supplies — 0.2%
CareFusion Corp. (a)	140,000	3,178,000

Health Care Providers & Services — 11.7%
Aetna, Inc.	980,000	25,852,400
AmerisourceBergen Corp.	750,000	23,812,500

MASTER LARGE CAP SERIES LLC	JUNE 30, 2010	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Health Care Providers & Services (concluded)
Cardinal Health, Inc.	760,000	$25,543,600
Community Health Systems, Inc. (a)	600,000	20,286,000
Coventry Health Care, Inc. (a)	1,210,000	21,392,800
Health Net, Inc. (a)	910,000	22,176,700
Humana, Inc. (a)	520,000	23,748,400
McKesson Corp.	390,000	26,192,400
UnitedHealth Group, Inc.	1,280,000	36,352,000
WellPoint, Inc. (a)	510,000	24,954,300

		250,311,100

Pharmaceuticals — 2.7%
Eli Lilly & Co.	860,000	28,810,000
Endo Pharmaceuticals Holdings, Inc. (a)	310,000	6,764,200
Johnson & Johnson	200,000	11,812,000
King Pharmaceuticals, Inc. (a)	1,100,000	8,349,000
Pfizer, Inc.	190,000	2,709,400

		58,444,600

Total Health Care		311,933,700

Industrials — 11.2%
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.	340,000	24,085,600
Northrop Grumman Corp. (b)	90,000	4,899,600

		28,985,200

Building Products — 0.9%
Owens Corning, Inc. (a)	670,000	20,039,700

Commercial Services & Supplies — 0.7%
R.R. Donnelley & Sons Co.	900,000	14,733,000

Electrical Equipment — 0.7%
Thomas & Betts Corp. (a)	440,000	15,268,000

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	290,000	10,477,700
General Electric Co.	1,570,000	22,639,400

		33,117,100

Machinery — 5.1%
Crane Co.	120,000	3,625,200
Manitowoc Co.	2,320,000	21,204,800
Oshkosh Corp. (a)	360,000	11,217,600
Parker Hannifin Corp.	430,000	23,847,800
SPX Corp.	130,000	6,865,300
Timken Co.	830,000	21,571,700
Trinity Industries, Inc. (b)	1,130,000	20,023,600

		108,356,000

Road & Rail — 1.0%
Ryder System, Inc.	510,000	20,517,300

Total Industrials		241,016,300

Common Stocks	Shares	Value

Information Technology — 5.5%
Computers & Peripherals — 2.9%
Lexmark International, Inc., Class A (a)	640,000	$21,139,200
Seagate Technology Holdings (a)	1,580,000	20,603,200
Western Digital Corp. (a)	670,000	20,207,200

		61,949,600

Electronic Equipment, Instruments & Components — 0.1%
Tech Data Corp. (a)	80,000	2,849,600

Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	1,840,000	35,788,000
National Semiconductor Corp.	1,340,000	18,036,400

		53,824,400

Total Information Technology		118,623,600

Materials — 11.4%
Chemicals — 6.7%
Ashland, Inc.	470,000	21,817,400
Cabot Corp.	560,000	13,501,600
Cytec Industries, Inc.	540,000	21,594,600
Eastman Chemical Co.	120,000	6,403,200
Huntsman Corp.	2,530,000	21,935,100
Lubrizol Corp.	270,000	21,683,700
PPG Industries, Inc.	410,000	24,768,100
RPM International, Inc.	610,000	10,882,400

		142,586,100

Containers & Packaging — 1.1%
Sealed Air Corp.	1,250,000	24,650,000

Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	340,000	20,104,200
Titanium Metals Corp. (a)	550,000	9,674,500

		29,778,700

Paper & Forest Products — 2.2%
International Paper Co.	1,010,000	22,856,300
MeadWestvaco Corp.	1,070,000	23,754,000

		46,610,300

Total Materials		243,625,100

Telecommunication Services — 3.2%
Diversified Telecommunication Services — 2.0%
AT&T Inc.	710,000	17,174,900
Qwest Communications International, Inc.	4,910,000	25,777,500

		42,952,400

2	MASTER LARGE CAP SERIES LLC	JUNE 30, 2010

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services (concluded)
Wireless Telecommunication Services — 1.2%
MetroPCS Communications, Inc. (a)	1,840,000	$15,069,600
NII Holdings, Inc. (a)	90,000	2,926,800
Telephone & Data Systems, Inc.	290,000	8,813,100

		26,809,500

Total Telecommunication Services		69,761,900

Utilities — 8.0%
Electric Utilities — 1.3%
Edison International	830,000	26,327,600

Gas Utilities — 0.1%
Oneok, Inc.	60,000	2,595,000

Independent Power Producers & Energy Traders — 3.2%
Constellation Energy Group, Inc.	700,000	22,575,000
Mirant Corp. (a)	2,040,000	21,542,400
NRG Energy, Inc. (a)	1,140,000	24,179,400

		68,296,800

Multi-Utilities — 3.4%
CMS Energy Corp.	320,000	4,688,000
DTE Energy Co. (b)	540,000	24,629,400
Integrys Energy Group, Inc. (b)	550,000	24,057,000
NiSource, Inc.	1,380,000	20,010,000

		73,384,400

Total Utilities		170,603,800

Total Long-Term Investments (Cost – $2,180,292,288) – 100.0%		2,141,533,100

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (c)(d)(e)	$61,980	$61,979,700

Total Short-Term Securities (Cost – $61,979,700) – 2.9%		61,979,700

Total Investments (Cost – $2,242,271,988*) – 102.9%		2,203,512,800
Liabilities in Excess of Other Assets – (2.9)%		(62,131,873)

Net Assets – 100.0%		$2,141,380,927

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$2,444,769,649

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(241,256,849)

	Net unrealized depreciation	$(241,256,849)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2010	3

Schedule of Investments (continued)	Master Large Cap Value Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2009	Net Activity	Beneficial Interest Held at June 30, 2010	Value at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	$650
BlackRock Liquidity Series, LLC Money Market Series	$55,738,150	$6,241,550	$61,979,700	$61,979,700	$73,559

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

4	MASTER LARGE CAP SERIES LLC	JUNE 30, 2010

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,141,533,100	—	—	$2,141,533,100
Short-Term Securities	—	$61,979,700	—	61,979,700

Total	$2,141,533,100	$61,979,700	—	$2,203,512,800

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	JUNE 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 25, 2010